Assets and liabilities held for sale - Summary of Assets and Liabilities Classified as Held for Sale (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	€ 9,377	€ 9,416
Non-current assets
Goodwill and intangibles	39,466	40,489
Property, plant and equipment	9,377	9,416
Other non-current assets	911	942
Non-current assets	57,364	58,664
Current assets
Inventories	5,119	5,931
Trade and other receivables	5,775	7,056
Current tax assets	427	381
Cash and cash equivalents	4,159	4,326
Current assets	17,902	19,157
Assets held for sale	691	28
Current liabilities
Trade payables and other current liabilities	16,857	18,023
Current tax liabilities	851	877
Financial liabilities due within one year	5,087	5,775
Current liabilities	23,507	25,427
Non-current liabilities
Non-current financial liabilities	24,535	23,713
Deferred tax liabilities	3,995	4,375
Non-current liabilities	30,995	30,693
Liabilities held for sale	175	4
Non-current assets held for sale
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	2	4
Non-current assets
Property, plant and equipment	2	4
Disposal groups classified as held for sale
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	21	20
Non-current assets
Goodwill and intangibles	534	2
Property, plant and equipment	21	20
Other non-current assets	1	0
Non-current assets	556	22
Current assets
Inventories	80	0
Trade and other receivables	47	2
Current tax assets	4	0
Cash and cash equivalents	2	0
Current assets	133	2
Current liabilities
Trade payables and other current liabilities	24	2
Current tax liabilities	2	0
Financial liabilities due within one year	0	2
Current liabilities	26	4
Non-current liabilities
Non-current financial liabilities	4	0
Deferred tax liabilities	145	0
Non-current liabilities	€ 149	€ 0